S-K 1606, De-SPAC Board Determination	Jan. 09, 2026
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The CCIX Board’s Reasons for Approval of the Transactions

The CCIX Board, in evaluating the Transactions, consulted with CCIX’s management and financial, strategic and legal advisors. In (1) resolving that it is fair to and in the best interests of CCIX and its shareholders, and declaring it advisable, to enter into the Merger Agreement, the related agreements to which CCIX is a party and the Transactions, (2) approving the Merger Agreement, the related agreements to which CCIX is a party and the Transactions, including the Merger, on the terms and subject to the conditions of the Merger Agreement, and (3) adopting a resolution recommending the business combination proposal be approved by CCIX shareholders, the CCIX Board considered and evaluated a number of factors, including the factors discussed below. The CCIX Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors it considered in reaching its determination. In addition, individual directors may have given different weight to different factors. The CCIX Board viewed its decision as being based on all of the information available and the factors presented to and considered by it. This explanation of CCIX’s reasons for the Transactions and all other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed in the section entitled “Cautionary Note Regarding Forward-Looking Statements.”

The CCIX Board considered a number of factors pertaining to the Transactions as generally supporting its decision to enter into the Merger Agreement, the related agreements to which CCIX is a party, and the Transactions, including but not limited to, the following material factors:

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Reasonableness of Aggregate Consideration. Following a review of the financial data provided to CCIX, including PlusAI’s historical financial statements and certain unaudited prospective financial information, CCIX’s due diligence review of PlusAI’s business and the views of CCIX’s financial advisor (which supported CCIX management’s view regarding valuation), the CCIX Board considered the aggregate consideration to be paid and determined that the aggregate consideration was reasonable in light of such data and financial information.
Business and Financial Condition and Prospects. After conducting extensive due diligence, the CCIX Board and CCIX’s management team obtained a better understanding of PlusAI’s business, financialcondition, management team and future growth prospects. The CCIX Board considered the results of the due diligence review of PlusAI’s business, as further described in “—Background of the Transaction”, as well as PlusAI’s management team’s experience. The CCIX Board considered how these factors will enhance PlusAI’s ability to scale effectively and to execute upon and achieve its business plan.
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Experienced and Committed Management Team. The CCIX Board considered the fact that the Post-Closing Company is expected to be led by members of PlusAI’s senior management team, who have deep technology expertise and extensive experience in the artificial intelligence, autonomy and automotive spaces. The senior management team is expected to remain with the Post-Closing Company in the capacity of officers and/or directors, which will provide helpful continuity in advancing the Post-Closing Company’s strategic goals.
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Opinion of CCIX’s Financial Advisor. The CCIX Board took into account the financial presentation, orally presented to the CCIX Board on June 2, 2025, and the written opinion, dated as of June 5, 2025, of Ocean Tomo to the CCIX Board as to the fairness, from a financial point of view and as of the date of the opinion, of the Purchase Price to CCIX’s shareholders (other than the Sponsor), which opinion was based on and subject to the matters considered, the procedures followed, the assumptions made and various limitations of and qualifications to the review undertaken as more fully described under the section entitled “Proposal No. 1 — The Business Combination Proposal — Opinion of CCIX’s Financial Advisor” below.
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Commitment of PlusAI’s Owners. The CCIX Board considered the fact that PlusAI’s Chief Executive Officer and other key executives, together with all of the other shareholders of PlusAI, are not selling any of their current shareholdings of PlusAI in the Transaction, which the CCIX Board believed reflects such shareholders’ belief in and commitment to the continued growth prospects of PlusAI going forward.
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Other Alternatives. CCIX raised $287,500,000 in May 2024 with the objective of consummating an attractive business combination. Since that time, as more fully described in “Proposal No. 1 — The Business Combination Proposal — Background of the Transactions,” CCIX has evaluated a number of businesses but has been most impressed by the PlusAI business. The CCIX Board believed that based upon the terms of the Transactions, the Transactions provide the best available opportunity to maximize value for CCIX shareholders.
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Terms of the Merger Agreement and the Related Agreements. The CCIX Board considered the terms and conditions of the Merger Agreement and the related agreements and the transactions contemplated thereby, including the Merger, each party’s representations, warranties and covenants, the conditions to each party’s obligation to consummate the transactions contemplated thereby and the termination provisions, as well as the strong commitment by both PlusAI and CCIX to complete the Transactions.
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Board of Directors of the Post-Closing Company. The CCIX Board considered that the initial Post-Closing Company Board would be comprised of seven or nine directors, who shall include (1) two directors designated by Sponsor (one of which to be designated as a Class II director and one of which to be designated as a Class III director) and (2) such other individuals determined by PlusAI, in its sole and exclusive discretion, provided that the citizenship of the members of the Post-Closing Company Board shall be such that CCIX will be free of foreign ownership, control or domination.

The CCIX Board also considered a variety of uncertainties and risks and other potentially negative factors concerning the Transactions, including, but not limited to, the following:

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Macroeconomic Risks. Macroeconomic uncertainty and the effects it could have on the combined company’s revenues.
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Benefits May Not Be Achieved. The risk that the potential benefits of the Transactions may not be fully achieved or may not be achieved within the expected timeframe.
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Timeline Risks. Deployment and commercialization of PlusAI’s technology may be delayed due to delays in PlusAI’s anticipated timeline for completion and validation of acceptable safety testing and measures for PlusAI technology and the development of plans for ensuring acceptable driver-out safety, delays in the production, reliability or revision of truck and computer hardware required for PlusAI’s technology from its partners or suppliers.
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Technology Risks. Self-driving technology is an emerging technology, and there are technical challenges to commercialize the technology which may negatively impact PlusAI’s ability to grow its business.
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Intellectual Property Risks. The value of the intellectual property associated with PlusAI’s technology is based in part on PlusAI’s ability to protect and enforce its patents and other proprietary rights, which is not guaranteed, and the inability to do so may expose PlusAI to the possible loss of a competitive advantage.
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Liquidation. The risks and costs to CCIX if the business combination is not completed, including the risk of diverting management focus and resources from other business combination opportunities, which could result in CCIX being unable to effect a business combination within the completion window and force CCIX to liquidate.
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Shareholder Vote. The risk that CCIX’s shareholders may object to and challenge the Transactions and take action that may prevent or delay the consummation of the Transactions, including to vote down the proposals at the extraordinary general meeting or redeem their shares.
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Closing Conditions. The fact that completion of the Transactions is conditioned on the satisfaction of certain closing conditions that are not within CCIX’s control.
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CCIX public shareholders Holding a Minority Position in the Post-Combination Company. The risk that CCIX public shareholders will hold a minority position in the post-combination company (approximately 19.2%, assuming that no CCIX Class A Ordinary Shares are elected to be redeemed by CCIX shareholders), which may reduce the influence that CCIX’s current shareholders have on the management of CCIX.
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Litigation. The possibility of litigation challenging the Transactions or that an adverse judgment granting injunctive relief could enjoin or otherwise interfere with the consummation of the Transactions.
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Fees and Expenses. The fees and expenses associated with completing the Transactions.
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Other Risks. Various other risks associated with the business of PlusAI, as described in the section entitled “Risk Factors” appearing elsewhere in this proxy statement.

In addition to considering the factors described above, the CCIX Board also considered that:

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Interests of Certain Persons. Some officers and directors of CCIX have interests in the Transactions as individuals that are in addition to, and that may be different from, the interests of CCIX shareholders (see section entitled “— Interests of Certain CCIX Persons in the Business Combination”). CCIX’s independent directors reviewed and considered these interests during the negotiation of the business combination and in evaluating and unanimously approving, as members of the CCIX Board, the Merger Agreement, the related agreements to which CCIX is a party and the Transactions.
The CCIX Board concluded that the potential benefits that it expected CCIX and its shareholders to achieve as a result of the Transactions outweighed the potentially negative factors associated with the Transactions. The CCIX Board also noted that CCIX shareholders would have a substantial economic interest in the combined company (depending on the level of CCIX shareholders that sought redemption of their CCIX public shares into cash).Accordingly, the CCIX Board unanimously determined that the Merger Agreement, the related agreements to which CCIX is a party and the Transactions are fair to, and in the best interests of, CCIX and its shareholders.

The PlusAI Board’s Reasons for the Approval of the Business Combination

In reaching its decision to approve the business combination, the PlusAI Board consulted with PlusAI’s management, as well as its financial and legal advisors, and considered a number of factors, including its knowledge of PlusAI’s business, operations, financial condition, competitive position and prospects. Among the various factors that the PlusAI Board considered in favor of its decision are:

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Other Alternatives. It is the belief of the PlusAI Board, after review of alternative strategic opportunities from time to time, including strategic transactions with other partners and the possibility of, and benefits and risks associated with, continuing to operate PlusAI as an independent, stand-alone entity (including following a traditional initial public offering) and other merger prospects, that the proposed business combination represented a better opportunity for PlusAI to create value for PlusAI stockholders.
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Terms of the Merger Agreement. The PlusAI Board considered the terms and conditions of the Merger Agreement, including but not limited to the nature and scope of the closing conditions and the likelihood of obtaining any necessary approvals.
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Consideration Received by PlusAI Stockholders. The PlusAI Board considered the form and amount of consideration to be received by PlusAI stockholders in the proposed business combination under the terms and conditions of the Merger Agreement, including the right that the Eligible PlusAI Equityholders will have to receive the Earnout Shares.
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Size of Post-Combination Company. The PlusAI Board considered the implied enterprise value of approximately $1,200,000,000 for PlusAI at the Closing, subject to increase to reflect net proceeds raised by the Company prior to Closing via a Permitted Equity Financing.
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Access to Capital. The PlusAI Board considered the current economic, industry and market conditions affecting PlusAI, PlusAI’s projected financial results and cash flows, PlusAI’s prospects as a private entity and the needs of PlusAI to obtain substantial additional financing in the future and the cost of alternative means of raising capital, and it expected that the proposed business combination would be a more time- and cost-effective means to access capital than other options considered. The PlusAI Board also considered the fact that it believed that the business combination could (assuming minimal redemptions) result in PlusAI’s business model being fully funded up until such time as PlusAI was projected to be cash flow positive.
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Voting and Support Agreements. The PlusAI Board considered that certain PlusAI stockholders, whose ownership interests collectively represent the outstanding shares of PlusAI common stock and PlusAI preferred stock (voting on an as-converted basis) sufficient to approve the business combination proposal on behalf of PlusAI, were expected to enter into the PlusAI Voting and Support Agreements with CCIX pursuant to which such PlusAI stockholders would agree to support the approval of the PlusAI business combination proposal.
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Registration Rights Agreements. The PlusAI Board also considered that, in connection with the execution of the Merger Agreement, certain PlusAI stockholders, whose ownership interests collectively represent 94% of the outstanding PlusAI common stock and 69% of the voting power of the outstanding PlusAI preferred stock (voting together as a single class and on an as-converted to PlusAI Class A common stock basis), were expected to enter into the Registration Rights Agreement with CCIX and the Sponsor pursuant to which, among other things, they would agree not to transfer their interests in the Post-Closing Company for 12 months after the Closing, subject to certain customary exceptions. Under certain conditions, shares of PlusAI common stock and PlusAI preferred stock shall be subject to early release from transfer restrictions.

The PlusAI Board also considered the following uncertainties, risks and other potentially negative factors:

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Risk that the Business Combination may not be Completed. The PlusAI Board considered the risk that the business combination might not be consummated in a timely manner, or at all, due to a lack of stockholder approval or failure to satisfy various conditions to closing.
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Impact on Reputation and Business if the Business Combination is not Completed. The PlusAI Board considered the possibility that there may be an adverse effect on PlusAI’s reputation and business in the event the business combination is not completed.
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Expenses and Challenges. The PlusAI Board considered the expenses to be incurred in connection with the business combination.
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Restrictions on the Operation of PlusAI’s Business. The PlusAI Board considered the fact that, although PlusAI will continue to exercise, consistent with the terms and conditions of the Merger Agreement, control and supervision over its operations prior to the completion of the business combination, the Merger Agreement generally obligates PlusAI, subject to CCIX’s prior consent (which consent may not be unreasonably conditioned, withheld, delayed or denied), to conduct its business in the ordinary course of business consistent with past practice and in accordance with specified restrictions, which might delay or prevent PlusAI from undertaking certain business opportunities that might arise pending completion of the business combination.
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Interests of PlusAI Executive Officers and Directors. The PlusAI Board considered the fact that certain executive officers and directors of PlusAI have interests in the business combination that may be different from, or in addition to, the interests of PlusAI stockholders generally, including the manner in which they would be affected by the business combination and the other matters disclosed in the sections entitled “— Interests of Certain CCIX Persons in the Business Combination” and “ — Interests of Certain PlusAI Persons in the Business Combination.”
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Other Risks. The PlusAI Board considered various other risks associated with the combined organization and the business combination, including the risks described in the section entitled “Risk Factors.”

The foregoing discussion is not meant to be exhaustive, but addresses the material information and factors considered by the PlusAI Board in consideration of its approval of the business combination. In view of the wide variety of factors considered by the PlusAI Board in connection with the evaluation of the business combination and the complexity of these matters, the PlusAI Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching its determination and recommendation. In addition, the PlusAI Board did not reach any specific conclusion with respect to any of the particular factors considered. Instead, the PlusAI Board conducted an overall analysis of the factors described above and made its determinations and recommendations based on the totality of the information reviewed. The judgments of individual members of the PlusAI Board may have been influenced to a greater or lesser degree by different factors. The PlusAI Board ultimately concluded that, in the aggregate, the potential benefits of the business combination outweighed the potential risks or negative consequences of the business combination.

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Reasonableness of Aggregate Consideration. Following a review of the financial data provided to CCIX, including PlusAI’s historical financial statements and certain unaudited prospective financial information, CCIX’s due diligence review of PlusAI’s business and the views of CCIX’s financial advisor (which supported CCIX management’s view regarding valuation), the CCIX Board considered the aggregate consideration to be paid and determined that the aggregate consideration was reasonable in light of such data and financial information.

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Business and Financial Condition and Prospects. After conducting extensive due diligence, the CCIX Board and CCIX’s management team obtained a better understanding of PlusAI’s business, financial condition, management team and future growth prospects. The CCIX Board considered the results of the due diligence review of PlusAI’s business, as further described in “—Background of the Transaction”, as well as PlusAI’s management team’s experience. The CCIX Board considered how these factors will enhance PlusAI’s ability to scale effectively and to execute upon and achieve its business plan.

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Experienced and Committed Management Team. The CCIX Board considered the fact that the Post-Closing Company is expected to be led by members of PlusAI’s senior management team, who have deep technology expertise and extensive experience in the artificial intelligence, autonomy and automotive spaces. The senior management team is expected to remain with the Post-Closing Company in the capacity of officers and/or directors, which will provide helpful continuity in advancing the Post-Closing Company’s strategic goals.

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